ACQUISITION OF INDIEFLIX GROUP, INC. (Tables)	12 Months Ended
Nov. 30, 2021
Acquisition Of Indieflix Group Inc.
Schedule of Weighted average expected number of shares to vest

	November 30, 2021	September 22, 2021
Weighted average expected number of shares to vest
Low Case	150,000	150,000
Base Case	600,000	600,000
High Case	280,000	280,000
Expected number of shares to vest	1,030,000	1,030,000
Liquid share price	$1.24	$1.60

Schedule of estimate of the fair value of net assets acquired

Total
$
Consideration:
Common shares	799,994
IndieFlix Contingent Consideration	1,648,000
Total unadjusted purchase price	2,447,994
Cash acquired	(21,076)
Total purchase price, net of cash acquired	2,426,918

Allocated as follows:
Accounts receivable	188,278
Inventory	105
Prepaids	8,335
Right-of-use asset	144,702
Accounts payable	(606,560)
Deferred revenue	(251,435)
Lease liability	(144,702)
Loans payable	(508,255)
Long-term debt	(156,625)
Intangible assets – distribution libraries	3,695,673
Goodwill	833,493
Deferred income taxes	(776,091)
Total	2,426,918